INCOME TAXES (Details Narrative)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Effective tax rate difference	33.58%	33.58%	33.58%
Effective tax rate	0.00%